Intangible assets - Schedule of Intangible Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	¥ 36,584,000	¥ 36,881,000
Additions	70,000	330,000
Amortisation	(594,000)	(627,000)	¥ (574,000)
Closing net book amount	31,581,000	36,584,000	36,881,000
Year ended 31 December 2025
Disposal of subsidiaries (Note 26)	(3,979,000)
Impairment loss	(500,000)	0	0
Goodwill [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	32,999,000	32,999,000
Additions	0	0
Amortisation	0	0
Closing net book amount	29,276,000	32,999,000	32,999,000
Year ended 31 December 2025
Disposal of subsidiaries (Note 26)	(3,223,000)
Impairment loss	(500,000)			¥ (122,099,000)	¥ (18,809,000)
Computer software [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	744,000	759,000
Additions	70,000	330,000
Amortisation	(311,000)	(345,000)
Closing net book amount	503,000	744,000	759,000
Year ended 31 December 2025
Disposal of subsidiaries (Note 26)	0
Impairment loss	0			(3,956,000)	0
Medical licenses [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	0	0
Additions	0	0
Amortisation	0	0
Closing net book amount	0	0	0
Year ended 31 December 2025
Disposal of subsidiaries (Note 26)	0
Impairment loss	0			(4,407,000)	0
Tradenames [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	2,841,000	3,123,000
Additions	0	0
Amortisation	(283,000)	(282,000)
Closing net book amount	1,802,000	2,841,000	¥ 3,123,000
Year ended 31 December 2025
Disposal of subsidiaries (Note 26)	(756,000)
Impairment loss	0			¥ (43,679,000)	¥ (8,124,000)
Cost [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	81,977,000
Closing net book amount	68,850,000	81,977,000
Cost [Member] | Goodwill [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	54,213,000
Closing net book amount	50,990,000	54,213,000
Cost [Member] | Computer software [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	13,139,000
Closing net book amount	12,874,000	13,139,000
Cost [Member] | Medical licenses [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	9,585,000
Closing net book amount	1,260,000	9,585,000
Cost [Member] | Tradenames [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	5,040,000
Closing net book amount	3,726,000	5,040,000
Accumulated Impairment [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	(25,887,000)
Closing net book amount	(26,387,000)	(25,887,000)
Accumulated Impairment [Member] | Goodwill [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	(21,214,000)
Closing net book amount	(21,714,000)	(21,214,000)
Accumulated Impairment [Member] | Computer software [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	(3,954,000)
Closing net book amount	(3,954,000)	(3,954,000)
Accumulated Impairment [Member] | Medical licenses [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	0
Closing net book amount	0	0
Accumulated Impairment [Member] | Tradenames [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	(719,000)
Closing net book amount	(719,000)	(719,000)
Accumulated amortisation [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	(19,506,000)
Closing net book amount	(10,882,000)	(19,506,000)
Accumulated amortisation [Member] | Goodwill [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	0
Closing net book amount		0
Accumulated amortisation [Member] | Computer software [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	(8,441,000)
Closing net book amount	(8,417,000)	(8,441,000)
Accumulated amortisation [Member] | Medical licenses [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	(9,585,000)
Closing net book amount	(1,260,000)	(9,585,000)
Accumulated amortisation [Member] | Tradenames [Member]
Intangible assets - Schedule of Intangible Assets (Details) [Line Items]
Opening net book amount	(1,480,000)
Closing net book amount	¥ (1,205,000)	¥ (1,480,000)